Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 3,684,894	₩ 3,316,364	₩ 3,313,642
Expenses related to post-employment benefits	243,567	248,324	240,425
Depreciation	3,135,345	3,156,181	3,029,868
Amortization	444,100	465,558	431,247
Electricity	744,207	656,121	912,832
Research & development	468,549	468,134	499,775
Vehicles maintenance	1,580,200	1,428,012	1,446,628
Total administrative expenses	2,209,809	1,939,602	2,041,286
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	941,824	828,667	840,599
Expenses related to post-employment benefits	142,606	83,037	88,880
Other employee benefits	207,074	187,075	177,908
Travel	18,916	17,513	42,692
Depreciation	144,037	146,483	131,337
Amortization	87,232	115,254	112,171
Communication	9,898	10,390	11,150
Electricity	7,398	7,968	8,799
Taxes and public dues	85,808	59,274	78,932
Rental	28,682	34,966	39,886
Repairs	12,604	8,952	13,454
Entertainment	10,186	8,328	11,123
Advertising	89,218	71,743	82,574
Research & development	123,092	116,273	110,315
Service fees	187,271	156,530	193,486
Vehicles maintenance	5,336	4,880	7,660
Industry association fee	9,691	9,586	9,609
Conference	14,479	11,576	15,104
Increase to provisions	8,936	12,285	18,071
Others	₩ 75,521	₩ 48,822	₩ 47,536